MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Communications - 6.7%
Internet Media & Services - 6.7%
Alphabet, Inc. - Class A	25,640	$ 4,403,414
Alphabet, Inc. - Class C	34,830	6,020,365
		10,423,779
Consumer Discretionary - 14.9%
E-Commerce Discretionary - 5.5%
Amazon.com, Inc. (a)	41,435	8,494,589

Home Construction - 1.2%
Lennar Corporation - Class A	16,000	1,697,280
Millrose Properties, Inc.	8,000	222,960
		1,920,240
Retail - Discretionary - 8.2%
Lowe's Companies, Inc.	39,600	8,938,908
Williams-Sonoma, Inc.	23,860	3,859,594
		12,798,502
Energy - 2.3%
Oil & Gas Producers - 2.3%
Shell plc - ADR	52,850	3,499,727

Financials - 14.7%
Asset Management - 6.6%
BlackRock, Inc.	2,925	2,866,178
Blackstone, Inc.	12,200	1,692,872
Charles Schwab Corporation (The)	65,000	5,742,100
		10,301,150
Insurance - 8.1%
Berkshire Hathaway, Inc. - Class B (a)	24,850	12,523,406

Health Care - 7.0%
Biotech & Pharma - 5.7%
Novartis AG - ADR	20,420	2,363,819
Vertex Pharmaceuticals, Inc. (a)	14,800	6,542,340
		8,906,159

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Health Care - 7.0% (Continued)
Medical Equipment & Devices - 1.3%
Thermo Fisher Scientific, Inc.	5,000	$ 2,014,100

Industrials - 12.1%
Electrical Equipment - 2.4%
Johnson Controls International plc	37,275	3,778,567

Industrial Support Services - 7.2%
United Rentals, Inc.	15,750	11,156,985

Machinery - 2.5%
Deere & Company	7,800	3,948,828

Real Estate - 1.7%
REITs - 1.7%
Simon Property Group, Inc.	16,500	2,690,655

Technology - 36.3%
Semiconductors - 17.6%
Applied Materials, Inc.	35,365	5,543,464
Broadcom, Inc.	60,090	14,545,986
NVIDIA Corporation	54,600	7,378,098
		27,467,548
Software - 8.9%
Microsoft Corporation	30,060	13,838,422

Technology Hardware - 7.2%
Apple, Inc.	55,645	11,176,298

Technology Services - 2.6%
Visa, Inc. - Class A	11,000	4,017,090

Total Common Stocks (Cost $41,607,133)		$ 148,956,045

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.3%	Shares	Value
Allspring Heritage Money Market Fund - Institutional Class, 4.15% (b) (Cost $6,747,601)	6,747,601	$ 6,747,601

Investments at Value - 100.0% (Cost $48,354,734)		$ 155,703,646

Other Assets in Excess of Liabilities - 0.0% (c)		15,099

Net Assets - 100.0%		$ 155,718,745

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2025.
(c)	Percentage rounds to less than 0.1%.